Stockholders' Deficit (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 27, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Sold securities in a self-directed offering, aggregate amount		$ 245,000	$ 704,375	$ 1,244,037	$ 4,138,435
Warrant price per share						$ 0.625
Number of common stock issued	9,600,286
Stock issuance costs				$ 196,006
Common stock, shares outstanding		137,261,594		133,888,573	122,674,516
Warrant Exchange Offering [Member]
Sold securities in a self-directed offering, aggregate amount	$ 1,440,043
Warrants to purchase of common stock shares	9,600,000
Warrant price per share						0.625
Cash payment, price per share						$ 0.15
Number of common stock issued	9,600,286
Stock issuance costs	$ 196,006
Proceeds from issuance of common stock, net of issuance costs	$ 1,244,037
Self-Directed Stock Issuance [Member]
Number of restricted common stock					2,237,500
Self-Directed Stock Issuance [Member] | Existing Stockholders [Member]
Sold securities in a self-directed offering, aggregate amount		$ 245,000
Issuance of stock per share		$ 0.30
Sale of stock, description of transaction		Each $0.30 unit consisted of 2 shares of restricted common stock (1,633,330 shares) and a five-year warrant to purchase 1 share of restricted common stock (816,665 warrant shares) at $0.20 per share.
Number of restricted common stock		1,633,330
Warrants to purchase of common stock shares		816,665
Warrants term		5 years
Self-Directed Stock Issuance [Member] | Existing Stockholders [Member] | Restricted Common Stock [Member]
Issuance of stock per share		$ 0.20